PAYABLE FOR SALES INCENTIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payable for Sales Incentive
Payable for sales incentive	$ 2,701	$ 1,638
Payable for sales	$ 417	$ 1,638
Dealership Operators
Payable for Sales Incentive
Shares issued as consideration	341,971	372,376
Group issued an aggregation	661,537
Payable for sales incentive	$ 2,701	$ 1,638